Risk management section (Tables)	12 Months Ended
Dec. 31, 2018
Disclosre Of Risk Management [abstract]
ING Bank portfolio per line of business, outstandings
ING Bank portfolio per line of business, outstandings[1,2,3,4,5]
		Wholesale Banking		Retail Benelux		Retail Challengers & Growth Markets		Corporate Line		Total
Rating class		2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Investment grade	1 (AAA)	25,179	20,110	466	482	16,390	14,803	29,333	6,842	71,368	42,237
	2-4 (AA)	46,819	38,304	5,572	6,971	28,515	32,749	1,431	12	82,337	78,036
	5-7 (A)	63,797	68,028	19,643	18,391	41,325	39,690	531	567	125,296	126,676
	8-10 (BBB)	110,876	92,240	109,843	95,260	56,520	56,567	2,655	3,168	279,894	247,235
Non-Investment grade	11-13 (BB)	93,299	92,305	66,887	77,868	42,968	40,104	957	982	204,111	211,259
	14-16 (B)	18,684	17,429	16,444	15,939	11,904	11,351	13	-	47,045	44,719
	17 (CCC)	1,696	1,786	2,324	2,577	760	758	90	5	4,870	5,126
Substandard grade	18 (CC)	1,444	1,546	1,491	1,599	600	341	-	-	3,535	3,486
	19 (C)	299	553	1,093	1,237	629	563	-	-	2,021	2,353
NPL grade	20-22 (D)	4,396	5,415	4,229	4,678	2,189	2,107	314	308	11,128	12,509
Total		366,489	337,716	227,992	225,002	201,800	199,033	35,324	11,885	831,605	773,636

Industry
Private Individuals		32	37	164,220	163,426	156,385	146,450	-	-	320,637	309,913
Commercial Banks		45,094	49,538	251	315	8,889	9,579	4,263	4,766	58,497	64,198
Natural Resources		52,498	52,666	1,151	872	863	1,132	-	-	54,512	54,670
Real Estate		38,481	36,180	12,219	11,552	2,353	1,972	-	-	53,053	49,704
Central Governments		32,356	29,699	1,306	2,481	6,244	9,207	3,131	3,131	43,037	44,518
Non-Bank Financial Institutions		37,023	32,623	2,139	2,289	623	2,427	762	769	40,547	38,108
Transportation & Logistics		27,036	24,462	2,699	2,661	741	770	-	-	30,476	27,893
Central Banks		28,962	17,014	-	199	6,124	2,672	27,116	3,214	62,202	23,099
Services		12,470	12,410	9,911	8,939	980	1,099	2	-	23,363	22,448
Food, Beverages & Personal Care		15,093	12,871	5,600	4,915	2,258	2,555	-	-	22,951	20,341
Lower Public Administration		3,459	3,613	5,296	4,959	8,227	11,706	-	-	16,982	20,278
General Industries		14,919	13,393	3,932	3,571	2,681	2,896	-	-	21,532	19,860
Chemicals, Health & Pharmaceuticals		10,248	8,399	6,253	6,246	1,070	1,264	-	-	17,571	15,909
Other		48,818	44,811	13,015	12,577	4,362	5,304	50	5	66,245	62,697
Total		366,489	337,716	227,992	225,002	201,800	199,033	35,324	11,885	831,605	773,636

Region
Europe	Netherlands	41,816	43,041	142,602	142,960	656	722	30,158	7,659	215,232	194,382
	Germany	15,831	16,869	475	476	96,278	93,552	45	38	112,629	110,935
	Belgium	36,546	22,419	79,362	76,396	671	667	16	-	116,595	99,482
	Rest of Europe [4]	149,499	143,897	5,083	4,735	66,900	66,706	1,516	77	222,998	215,415
Americas		64,621	56,086	294	222	1,572	2,549	15	1	66,502	58,858
Asia/Pacific		48,557	47,589	105	139	194	138	3,573	4,104	52,429	51,970
Australia		6,751	4,994	28	29	35,524	34,696	1	6	42,304	39,725
Rest of World		2,868	2,821	43	45	5	3	-	-	2,916	2,869
Total		366,489	337,716	227,992	225,002	201,800	199,033	35,324	11,885	831,605	773,636
1 Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
2 Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors (industry) below 2% are not shown separately but grouped in Other.
3 Geographic areas are based on country of residence, except for private individuals for which the geographic areas are based on the primary country of risk.
4 The top 5 countries within Rest of Europe based on outstandings are Poland (EUR 32,244 million), Spain (EUR 30,156 million), United Kingdom (EUR 28,610 million), Luxemburg (EUR 23,540 million) and Italy (EUR 19,948 million).
5 For a reference to the Notes in the Annual Report we refer to the table 'Reconciliation between credit risk categories and financial position'.

Risk concentration: ING Bank portfolio per economic sector, as % of total outstandings
ING Bank portfolio, outstandings by economic sectors and geographical area[1,2]
	Region								Total	Total
Industry	Netherlands	Belgium	Germany	Rest of Europe	Australia	Asia	America	Africa	2018	2017
Private Individuals	118,115	42,174	81,448	47,359	31,109	178	215	39	320,637	309,913
Commercial Banks	3,780	340	3,899	26,453	1,680	14,998	6,907	440	58,497	64,198
Natural Resources	2,186	1,348	778	24,308	940	14,665	9,205	1,082	54,512	54,670
Real Estate	18,659	9,689	1,201	16,385	2,912	969	3,227	11	53,053	49,704
Central Governments	7,772	6,127	2,769	19,128	374	232	6,304	331	43,037	44,518
Non-Bank Financial Institutions	3,615	1,351	2,539	16,150	625	3,235	13,029	3	40,547	38,108
Transportation & Logistics	4,207	2,063	446	11,710	811	7,101	3,499	639	30,476	27,893
Central Banks	25,721	18,343	5,690	9,174	226	3,041	–	7	62,202	23,099
Services	4,707	8,815	877	5,439	321	824	2,380	–	23,363	22,448
Food, Beverages & Personal Care	5,640	3,234	390	8,281	84	1,211	4,098	13	22,951	20,341
Lower Public Administration	523	5,544	6,566	1,808	1,619	–	922	–	16,982	20,278
General Industries	4,222	3,293	1,125	7,996	6	1,576	3,314	–	21,532	19,860
Chemicals, Health & Pharmaceuticals	4,341	3,410	1,109	5,042	147	541	2,981	–	17,571	15,909
Other	11,744	10,864	3,792	23,765	1,450	3,858	10,421	351	66,245	62,697
Total	215,232	116,595	112,629	222,998	42,304	52,429	66,502	2,916	831,605	773,636

Rating class
Investment grade	141,831	75,537	90,159	146,834	27,734	36,677	39,937	185	558,894	494,183
Non-Investment grade	68,568	37,484	21,268	71,260	14,125	15,330	25,463	2,528	256,026	261,105
Substandard grade	1,705	1,137	454	1,652	57	184	314	53	5,556	5,838
NPL grade	3,128	2,437	748	3,252	388	238	788	150	11,129	12,510
Total	215,232	116,595	112,629	222,998	42,304	52,429	66,502	2,916	831,605	773,636

1 Geographic areas are based on country of residence, except for private individuals for which the geographic areas are based on the primary country of risk.
2 For a reference to the Notes in the Annual Report we refer to the table ‘Reconciliation between credit risk categories and financial position’.

Cover values including guarantees received
Cover values including guarantees received - Total ING Bank – 2018
		Cover type					Value to Loan
	Outstan-dings	Mortgages	Eligible Financial Collateral	Other CRR/CRDIV eligible	Guaran-tees	Non CRR/CRD IV eligible	No Cover	Partially covered	Fully covered
Consumer Lending	318,804	547,832	3,509	280	25,760	39,166	6.6%	7.9%	85.4%
Business Lending	365,480	147,203	19,089	125,472	86,215	132,416	37.7%	23.5%	38.8%
Investment and Money Market	95,701	-	80	214	145	45	91.0%	8.8%	0.2%
Total Lending, Investment and Money Market	779,985	695,035	22,678	125,966	112,120	171,627	31.6%	15.3%	53.1%
Pre-settlement [1]	51,620
Total Bank	831,605

1 More information on the credit risk mitigants can be found in the Pre-settlement section.

Cover values including guarantees received - Total ING Bank – 2017
		Cover type					Value to Loan
	Outstan-dings	Mortgages	Eligible Financial Collateral	Other CRR/CRDIV eligible	Guaran-tees	Non CRR/CRD IV eligible	No Cover	Partially covered	Fully covered
Consumer Lending	308,349	512,709	3,680	338	25,130	38,551	6.3%	9.3%	84.4%
Business Lending	320,153	134,667	15,185	99,569	90,777	128,985	35.3%	24.1%	40.6%
Investment and Money Market	100,449		59	117	522		99.5%	0.4%	0.2%
Total Lending, Investment and Money Market	728,951	647,376	18,923	100,024	116,429	167,536	31.9%	14.6%	53.6%
Pre-settlement [1]	44,685
Total Bank	773,636

1 More information on the credit risk mitigants can be found in the Pre-settlement section.

Cover values including guarantees received - Consumer lending portfolio – 2018
		Cover type					Value to Loan
	Out-stan-dings	Mort-gages	Eligible Financial Colla-teral	Other CRR/CRD IV eligible	Guaran-tees	Non CRR/CRD IV eligible	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
Performing
Residential Mortgages (Private Individuals)	285,976	535,664	2,839	96	23,741	33,350	–	–	0.1%	1.0%	7.3%	91.6%
Residential Mortgages(SME) [1]	5,383	8,219	160	64	155	1,175	–	0.3%	0.8%	1.7%	7.5%	89.7%
Other Consumer Lending	23,937	156	493	107	1,694	3,965	84.7%	0.3%	0.1%	0.1%	0.5%	14.3%
Total Performing	315,297	544,039	3,492	268	25,591	38,489	6.4%	0.1%	0.1%	0.9%	6.8%	85.7%

Non-performing
Residential Mortgages (Private Individuals)	2,490	3,568	16	2	152	605	0.5%	0.2%	0.8%	2.9%	13.6%	82.0%
Residential Mortgages(SME) [1]	134	218	–	5	9	24	0.4%	–	0.7%	2.4%	8.9%	87.7%
Other Consumer Lending	884	7	1	5	9	47	95.4%	0.5%	0.1%	0.2%	0.6%	3.2%
Total Non-performing	3,508	3,793	17	12	169	677	24.4%	0.2%	0.6%	2.2%	10.1%	62.4%

Total Consumer Lending	318,804	547,832	3,509	280	25,760	39,166	6.6%	0.1%	0.1%	1.0%	6.9%	85.4%

1 Consists mainly of residential mortgages to small one man business clients

Cover values including guarantees received - Consumer lending portfolio – 2017
		Cover type					Value to Loan
	Out-stan-dings	Mort-gages	Eligible Financial Colla-teral	Other CRR/CRD IV eligible	Guaran-tees	Non CRR/CRD IV eligible	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
Performing
Residential Mortgages (Private Individuals)	277,776	500,753	2,980	116	23,597	32,104	–	–	0.1%	1.2%	8.5%	90.2%
Residential Mortgages(SME) [1]	4,882	7,411	68	67	155	1,342	–	0.4%	1.2%	1.6%	7.7%	89.1%
Other Consumer Lending	21,791	246	604	142	1,147	4,384	84.6%	0.3%	0.1%	0.2%	0.7%	14.1%
Total Performing	304,449	508,409	3,652	325	24,900	37,830	6.1%	0.1%	0.1%	1.1%	7.9%	84.7%

Non-performing
Residential Mortgages (Private Individuals)	2,883	4,046	26	4	211	646	0.8%	0.2%	0.6%	4.1%	18.9%	75.4%
Residential Mortgages(SME) [1]	159	249		5	10	21	0.7%	1.9%	0.6%	1.8%	10.7%	84.2%
Other Consumer Lending	857	6	1	4	9	53	95.6%	0.3%	0.1%	0.2%	0.7%	3.0%
Total Non-performing	3,900	4,300	27	13	230	720	21.6%	0.3%	0.5%	3.1%	14.6%	59.9%

Total Consumer Lending	308,349	512,709	3,680	338	25,130	38,551	6.3%	0.1%	0.1%	1.1%	8.0%	84.4%

1 Consists mainly of residential mortgages to small one man business clients

Cover values including guarantees received - Business lending portfolio – 2018
		Cover type					Value to Loan
Industry	Out-stan-dings	Mort-gages	Eligible FinancialColla-teral	Other CRR/CRD IV eligible	Guaran-tees	Non CRR/CRD IV eligible	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
Natural Resources	52,774	1,170	2,142	20,718	17,944	17,648	28.2%	11.6%	11.4%	10.7%	12.4%	25.7%
Real Estate	52,438	93,179	1,498	1,823	7,399	9,172	4.3%	1.2%	2.2%	3.1%	7.6%	81.6%
Central Banks	34,366		6				100.0%
Transportation & Logistics	28,976	3,085	148	25,068	7,470	5,787	17.7%	6.1%	3.0%	4.5%	10.3%	58.5%
Commercial Banks	23,908	323	338	2,848	1,312	1,070	79.1%	2.3%	1.7%	0.3%	6.2%	10.4%
Services	22,248	9,379	2,889	5,802	7,480	15,631	34.2%	4.6%	4.2%	6.7%	5.7%	44.5%
Non-Bank Financial Institutions	20,806	1,581	9,163	20,788	5,529	11,558	33.7%	5.8%	3.1%	9.2%	7.0%	41.2%
Food, Beverages & Personal Care	20,999	7,376	302	8,842	7,380	15,257	29.1%	4.7%	6.8%	9.9%	11.5%	38.0%
General Industries	20,344	5,027	263	16,684	6,065	14,919	33.4%	5.7%	3.7%	8.4%	8.4%	40.4%
Chemicals, Health & Pharmaceuticals	16,439	8,634	203	4,364	3,899	6,485	35.7%	2.8%	3.8%	7.4%	12.0%	38.4%
Builders & Contractors	14,841	7,132	205	5,021	4,370	8,719	27.5%	8.5%	4.2%	8.1%	10.5%	41.1%
Utilities	14,442	376	616	3,529	3,447	4,426	43.0%	16.2%	4.1%	5.7%	3.8%	27.2%
Others [1]	57,741	17,073	1,520	15,007	18,289	30,463	39.4%	5.3%	4.9%	5.5%	8.5%	36.3%

Total Business Lending	365,480	147,203	19,089	125,472	86,215	132,416	37.7%	5.3%	4.4%	5.8%	8.0%	38.8%
of which Total Non-performing	7,543	3,578	266	2,350	2,676	2,097	28.8%	3.8%	4.8%	9.0%	15.1%	38.4%

1 ‘Others’ comprises industries with outstandings lower than EUR 10 billion.

Cover values including guarantees received - Business lending portfolio – 2018
			Cover type					Value to Loan
Region		Out-stan-dings	Mort-gages	Eligible FinancialColla-teral	Other CRR/CRD IV eligible	Guaran-tees	Non CRR/CRD IV eligible	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
	Africa	2,830	10	62	752	2,043	173	17.1%	4.6%	8.8%	9.9%	25.7%	33.8%
	America	47,056	6,105	6,408	29,963	7,007	9,876	39.9%	5.6%	6.0%	6.8%	8.8%	32.9%
	Asia	41,943	868	1,153	14,466	14,391	8,865	39.7%	7.0%	5.3%	7.5%	9.2%	31.4%
	Australia	7,741	6,074	226	1,182	939	783	33.6%	3.4%	1.7%	3.7%	6.2%	51.3%
Europe	Belgium	49,464	34,299	990	8,567	18,601	36,642	25.0%	1.9%	3.1%	4.1%	6.3%	59.5%
	Germany	15,167	2,288	71	669	1,366	3,395	62.6%	5.0%	2.5%	4.4%	2.4%	23.2%
	Netherlands	84,664	56,558	2,976	35,393	7,553	13,955	43.5%	2.3%	2.7%	5.5%	9.7%	36.3%
	Rest of Europe	116,614	40,999	7,204	34,481	34,316	58,726	34.9%	8.3%	5.7%	5.8%	7.2%	38.1%

	Total Business Lending	365,480	147,203	19,089	125,472	86,215	132,416	37.7%	5.3%	4.4%	5.8%	8.0%	38.8%
	of which Non-performing	7,543	3,578	266	2,350	2,676	2,097	28.8%	3.8%	4.8%	9.0%	15.1%	38.4%

Cover values including guarantees received - Business lending portfolio – 2017
		Cover type					Value to Loan
Industry	Out-stan-dings	Mort-gages	Eligible FinancialColla-teral	Other CRR/CRD IV eligible	Guaran-tees	Non CRR/CRD IV eligible	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
Natural Resources	50,754	1,090	2,359	20,529	16,162	18,501	32.6%	12.4%	10.5%	10.7%	9.2%	24.6%
Real Estate	49,098	81,749	1,641	1,363	7,179	8,084	6.4%	1.1%	0.9%	3.2%	9.3%	79.2%
Transportation & Logistics	26,352	3,151	139	21,428	6,983	7,734	19.2%	5.0%	1.3%	4.5%	12.9%	57.2%
Commercial Banks	26,265	324	126	2,370	1,624	746	86.2%	1.1%	0.2%	1.0%	2.3%	9.1%
Services	21,369	8,747	2,800	4,318	7,148	12,315	34.8%	4.0%	4.2%	5.8%	9.1%	42.1%
Food, Beverages & Personal Care	18,739	7,170	269	7,791	7,529	15,287	26.2%	4.2%	5.2%	10.7%	11.6%	42.1%
General Industries	18,711	4,676	210	6,529	6,152	12,169	36.9%	3.4%	6.0%	7.7%	8.5%	37.5%
Non-Bank Financial Institutions	17,394	1,774	5,362	13,018	5,070	10,255	36.4%	6.2%	5.0%	8.9%	2.6%	41.0%
Chemicals, Health & Pharmaceuticals	14,905	8,159	240	3,381	3,171	7,239	36.3%	2.6%	3.3%	7.6%	12.1%	38.0%
Builders & Contractors	14,242	6,517	230	4,789	4,535	7,886	35.4%	4.2%	5.0%	6.0%	8.9%	40.4%
Utilities	13,503	777	911	4,134	3,920	6,325	39.7%	8.7%	3.3%	4.8%	6.4%	37.1%
Others [1]	48,821	10,534	899	9,918	21,302	22,444	49.7%	5.3%	4.4%	4.4%	8.3%	27.9%

Total Business Lending	320,153	134,667	15,185	99,569	90,777	128,985	35.3%	5.2%	4.3%	6.1%	8.6%	40.6%
of which Total Non-performing	8,531	4,132	441	3,261	2,947	2,877	23.2%	3.9%	6.1%	7.3%	17.0%	42.4%

1 ‘Others’ comprises industries with outstandings lower than EUR 10 billion.

Cover values including guarantees received - Business lending portfolio – 2017
			Cover type					Value to Loan
Region		Out-stan-dings	Mort-gages	Eligible FinancialColla-teral	Other CRR/CRD IV eligible	Guaran-tees	Non CRR/CRD IV eligible	No Cover	>0% - 25%	>25%-50%	>50% - 75%	>75% - <100%	≥ 100%
	Africa	2,713	10	60	238	2,007	608	26.0%	3.7%	3.2%	9.0%	19.8%	38.2%
	America	40,603	4,819	4,504	29,677	6,712	18,799	35.0%	3.5%	5.0%	7.4%	8.4%	40.7%
	Asia	41,100	670	1,343	12,319	15,126	9,061	45.8%	10.2%	6.1%	6.4%	4.7%	26.9%
	Australia	5,578	4,266	49	1,018	685	857	34.8%	1.3%	3.4%	4.6%	7.3%	48.6%
Europe	Belgium	46,993	32,474	1,280	6,483	18,514	27,670	27.5%	1.9%	2.7%	4.7%	6.4%	56.8%
	Germany	11,952	2,067	41	575	1,485	3,400	56.3%	4.6%	4.3%	4.3%	3.6%	26.8%
	Netherlands	62,391	51,973	2,406	24,229	8,233	13,005	26.5%	2.8%	3.5%	7.7%	15.1%	44.3%
	Rest of Europe	108,822	38,389	5,502	25,029	38,014	55,585	37.8%	6.9%	4.7%	5.3%	7.6%	37.7%

	Total Business Lending	320,153	134,667	15,185	99,569	90,777	128,985	35.3%	5.2%	4.3%	6.1%	8.6%	40.6%
	of which Non-performing	8,531	4,132	441	3,261	2,947	2,877	23.2%	3.9%	6.1%	7.3%	17.0%	42.4%

Pre-settlement portfolio
Pre-settlement portfolio
		2018				2017
	Region	Gross MtM before netting and collateral	MtM after netting	MtM after netting and collateral	Out-standings	Gross MtM before netting and collateral	MtM after netting	MtM after netting and collateral	Out-standings
	Africa	49	38	38	50	107	96	85	119
	America	20,671	11,110	7,239	8,276	21,296	10,864	6,846	7,690
	Asia	6,723	3,565	3,312	3,617	7,150	3,663	3,020	3,542
	Australia	403	288	288	328	483	264	241	532
Europe	Belgium	13,623	2,600	2,561	12,097	5,165	3,761	2,880	2,215
	Germany	3,713	1,429	1,256	2,018	4,481	2,091	1,397	2,264
	Netherlands	6,114	3,192	2,407	4,243	6,701	4,174	2,771	4,062
	Rest of Europe	95,887	19,788	17,341	20,991	104,788	22,404	17,637	24,260

	Total Pre-settlement	147,183	42,009	34,442	51,620	150,171	47,316	34,877	44,685
	of which Non-performing	19	19	19	25	23	25	25	29

Credit quality: ING Bank portfolio, outstandings
Credit quality
Following the higher credit risk levels seen as a result of the financial crisis and economic downturn, credit quality has been improving since 2014 and also continued the improving trend in 2018.

Credit risk categories
	Regular	Watch List	Restructuring [1]	Non-performing [1]
Possible ratings	1–19	1–19	11–20	20-22
Typical ratings	1–14	15–17	18–20	20-22
Deterioration in risk	Not significant	Significant	Significant	Significant
Significant intervention	Not required	Not required	Required	Required
Includes impairments	No	No	Yes	Yes
Account Ownership	Front Office	Front Office	Front Office	Front Office
Credit Risk Management	Regular	Regular	Credit Restructuring	Credit Restructuring
Primary Manager	Front Office	Front Office	Credit Restructuring	Credit Restructuring
Accounting provisioning	Stage 1/2	Stage 1/2	Stage 2/3	Stage 3

1 More information on the Restructuring and Non-performing categories can be found in the Credit restructuring section.

Credit quality: ING Bank portfolio, outstandings
	2018	2017
Neither past due nor non-performing	816,063	756,803
Consumer lending past due but performing (1–90 days)	4,440	4,352
Non-performing [1]	11,102	12,481
Total	831,605	773,636

1 Based on lending and investment activities

Aging analysis (past due but performing)
Aging analysis (past due but performing): ING Bank consumer lending portfolio, outstandings [1]
	2018	2017
Past due for 1–30 days	3,283	3,464
Past due for 31–60 days	892	724
Past due for 61–90 days	265	163
Total	4,440	4,352

1 Based on consumer lending. The amount of past due but performing financial assets in respect of non-lending activities was not significant.

Aging analysis (past due but performing): ING Bank consumer lending portfolio by geographic area, outstandings[1]
		2018			2017
	Region	Residential Mortgages	Other retail	Total	Total
	Africa	–	–	1	1
	America	3	–	3	3
	Asia	2	–	2	1
	Australia	178	1	178	251
Europe	Belgium	1,483	387	1,870	1,671
	Germany	502	104	606	497
	Netherlands	924	11	934	1,062
	Rest of Europe	383	463	847	866

	Total	3,474	966	4,440	4,352

1 Based on consumer lending. The amount of past due but performing financial assets in respect of non-lending activities was not significant.

Non-performing Loans
Non-performing Loans: ING Bank portfolio portfolio, outstandings by economic sector and business lines
	Wholesale Banking		Retail Benelux		Retail Challengers & Growth Markets		Corporate Line		Total
Industry	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Private Individuals	1	1	2,163	2,567	1,535	1,526			3,698	4,094
Natural Resources	925	1,673	43	21	54	48			1,022	1,742
Real Estate	823	1,149	333	367	3	7			1,159	1,523
Transportation & Logistics	599	749	177	219	28	16			804	983
Builders & Contractors	405	390	332	344	152	130			889	863
General Industries	373	340	186	152	135	120			693	612
Services	260	282	265	255	38	41			563	578
Food, Beverages & Personal Care	372	164	294	304	109	102			775	570
Other [1]	612	639	436	450	135	119	314	308	1,497	1,516
Total	4,370	5,385	4,229	4,679	2,188	2,109	313	308	11,102	12,481

1 Economic sectors not specified in above overview are grouped in Other.

Non-performing Loans: ING Bank portfolio, outstandings by economic sectors and geographical area
	Region								Total	Total
Industry	Netherlands	Belgium	Germany	Rest of Europe	Australia	Asia	America	Africa	2018	2017
Private Individuals	973	1,137	671	679	230	2	4	1	3,698	4,094
Natural Resources	105	27	–	169	116	192	322	91	1,022	1,742
Real Estate	369	213	33	542			1		1,159	1,523
Transportation & Logistics	348	50	1	299	42	10	55		804	983
Builders & Contractors	146	275	1	381			87		889	863
General Industries	153	114	12	374			41	–	693	612
Services	148	256	–	115		7	36		563	578
Food, Beverages & Personal Care	210	125	27	212		26	176		775	570
Other [1]	670	238	3	477	–	–	55	55	1,497	1,516
Total	3,122	2,435	748	3,248	387	237	777	148	11,102	12,481

1 Economic sectors not specified in above overview are grouped in Other.

Provisions: ING Bank portfolio
ING Bank portfolio per IFRS 9 stage and rating class[1,2,3]
2018		Stage 1		Stage 2		Stage 3		Total
Rating class		Outstandings	Provisions	Outstandings	Provisions	Outstandings	Provisions	Outstandings	Provisions
Investment grade	1 (AAA)	67,543	1					67,543	1
	2-4 (AA)	63,357	3	21				63,378	3
	5-7 (A)	95,514	11	1,694				97,208	11
	8-10 (BBB)	247,452	54	3,968	5			251,420	59
Non-Investment grade	11-13 (BB)	178,318	227	9,052	72			187,370	299
	14-16 (B)	25,241	197	18,723	388			43,964	585
	17 (CCC)	294	8	3,987	157			4,281	165
Substandard grade	18 (CC)			3,399	147			3,399	147
	19 (C)			1,979	156			1,979	156
NPL grade	20-22 (D)					10,575	3,139	10,575	3,139

Total		677,719	501	42,823	925	10,575	3,139	731,117	4,565
1 Total outstanding excludes non-IFRS 9 eligible assets (for such exposures no IFRS stage is available: mainly guarantees, letters of credit and pre-settlement exposures).
2 Total provisions exclude EUR 2 million Purchased Credit Impaired.
3 For a reference to the Notes in the Annual Report we refer to the table ‘Reconciliation between credit risk categories and financial position’.

Sensitivity Analsis [table text block]
ING Bank: Sensitivity analysis [1,2,3]
		2019	2020	2021	Un-weighted ECL (Eur mln)	Probability-weighing	Reportable ECL (Eur mln)[4]
Netherlands
Upside scenario	Real GDP	3.0	3.9	3.2	438	20%	507
	Unemployment	2.8	2.4	2.2
	HPI	15.3	11.7	3.0
Baseline Scenario	Real GDP	2.2	1.7	1.6	493	60%
	Unemployment	3.7	3.9	4.1
	HPI	4.4	3.2	2.9
Downside scenario	Real GDP	0.0	-0.5	0.5	615	20%
	Unemployment	5.0	6.3	7.0
	HPI	-6.5	-6.7	2.8
Germany
Upside scenario	Real GDP	3.2	3.6	1.9	480	20%	535
	Unemployment	2.4	1.7	1.5
	HPI	6.7	5.9	5.9
Baseline Scenario	Real GDP	1.7	1.6	1.3	528	60%
	Unemployment	3.2	3.2	3.3
	HPI	3.2	2.4	2.4
Downside scenario	Real GDP	-0.6	-0.9	0.6	613	20%
	Unemployment	4.3	4.8	5.3
	HPI	-0.4	-1.3	-1.5
Belgium
Upside scenario	Real GDP	2.7	3.0	2.3	351	20%	390
	Unemployment	5.8	5.6	5.5
	HPI	5.0	4.2	4.3
Baseline Scenario	Real GDP	1.5	1.6	1.6	381	60%
	Unemployment	6.3	6.2	6.2
	HPI	3.4	3.4	3.4
Downside scenario	Real GDP	-0.1	0.2	1.2	455	20%
	Unemployment	7.8	8.6	8.5
	HPI	1.5	2.6	2.4
United States
Upside scenario	Real GDP	3.5	4.1	3.7	58	20%	119
	Unemployment	2.5	1.7	1.5
	HPI	6.8	8.9	8.2
Baseline Scenario	Real GDP	2.7	1.8	1.8	103	60%
	Unemployment	3.6	3.8	3.9
	HPI	4.3	3.4	2.9
Downside scenario	Real GDP	0.2	-0.5	0.2	228	20%
	Unemployment	5.1	6.6	7.2
	HPI	1.8	-2.3	-3.3
1 Real GDP, in % year-on-year change
2 Unemployment in % of total labour force
3 House Price Index (HPI) in % year-on-year
4 Sensitivity does not include the effect of manual adjustments, which are not material

Summary Forborne assets
ING Bank: Summary Forborne portfolio [1]
	2018				2017
Business Line	Outstandings	Of which: Perfor-ming	Of which: Non-Perfor-ming	% of total portfolio	Outstandings	Of which: Perfor-ming	Of which: Non-Perfor-ming	% of total portfolio

Wholesale Banking	5,130	3,100	2,029	1.8%	6,162	2,776	3,386	2.1%
Retail Banking	5,010	2,858	2,152	1.2%	5,657	3,074	2,583	1.3%
Total	10,140	5,959	4,181	1.4%	11,819	5,849	5,969	1.6%

1 Undrawn commitments are excluded.

ING Bank: Summary Forborne portfolio by forbearance type[1]
	2018				2017
Forbearance type	Outstandings	Of which: Perfor-ming	Of which:Non-Perfor-ming	% of total portfolio	Outstandings	Of which: Perfor-ming	Of which:Non-Perfor-ming	% of total portfolio

Loan modification	8,456	4,837	3,620	1.1%	9,752	4,562	5,190	1.2%
Refinancing	1,684	1,122	561	0.2%	2,066	1,287	779	0.2%
Total	10,140	5,959	4,181	1.4%	11,819	5,849	5,969	1.6%

1 Undrawn commitments are excluded.

Wholesale Banking: Forborne portfolio by geographical area [1]
		2018			2017
	Region	Outstandings	Of which: Perfor-ming	Of which:	Outstandings	Of which: Perfor-ming	Of which:
				Non-Perfor-ming			Non-Perfor-ming
Europe	Netherlands	1,148	687	461	1,593	816	777
	Belgium	131	102	29	223	105	118
	Germany	127	94	33	45	23	22
	Rest of Europe	1,896	1,081	815	2,456	867	1,589
	Africa	148	55	93	156	84	72
	America	1,173	695	478	1,212	584	628
	Asia	378	300	78	428	291	137
	Australia	128	86	42	49	7	42
	Total	5,130	3,100	2,029	6,162	2,776	3,386

1 Undrawn commitments are excluded.

Wholesale Banking: Forborne portfolio by economic sector [1]
	2018			2017
Industry	Outstandings	Of which: Perfor-ming	Of which:	Outstandings	Of which: Perfor-ming	Of which:
			Non-Perfor-ming			Non-Perfor-ming
Natural Resources	1,474	943	532	1,995	743	1,251
Real Estate	999	601	398	1,467	824	643
Transportation & Logistics	868	445	423	988	398	590
General Industries	405	193	212	329	140	189
Food, Beverages & Personal Care	244	161	83	199	139	60
Chemicals, Health & Pharmaceuticals	189	171	19	56	52	4
Utilities	181	30	152	177	9	168
Builders & Contractors	146	37	109	435	174	261
Services	138	85	53	289	137	151
Automotive	134	131	3	5	3	3
Retail	118	84	34	82	56	26
Telecom	89	88	1	39	14	25
Other	144	132	12	101	86	15
Total	5,130	3,100	2,029	6,162	2,776	3,386

1 Undrawn commitments are excluded.

Retail Banking: Forborne portfolio by geographical area [1]
		2018			2017
	Region	Outstandings	Of which: Perfor-ming	Of which:	Outstandings	Of which: Perfor-ming	Of which:
				Non-Perfor-ming			Non-Perfor-ming
Europe	Netherlands	2,461	1,514	946	3,036	1,727	1,309
	Belgium	1,046	383	663	1,096	399	697
	Germany	462	337	126	541	432	109
	Rest of Europe	656	397	259	639	342	297
	Africa				1		1
	America	1		1	1		1
	Asia	3	2	1	2	2
	Australia	381	225	156	342	172	170
	Total	5,010	2,858	2,152	5,657	3,074	2,583

1 Undrawn commitments are excluded.

Net Interest Income (NII) at Risk
NII-at-Risk banking books per business - year 1
	2018		2017
	Ramped, unfloored		Ramped, unfloored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By business
Wholesale Banking	–204	239	–185	201
Retail Banking Benelux	–49	22	17	–48
Retail Challengers & Growth Markets	165	–186	101	–133
Corporate Line Banking	–30	30	–24	13
Total	–119	106	–91	33

The NII-at-Risk is mainly influenced by the sensitivity of savings to interest rate movements due to pass through rate differences between savings rates and investment yields, but is partially offset by the sensitivity of mortgages. The investment of own funds only impacts the earnings sensitivity marginally, as only a relatively small part has to be (re)invested within the 1-year horizon.

NII-at-Risk banking book per currency - year 1
	2018		2017
	Ramped, unfloored		Ramped, unfloored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By currency
Euro	–81	60	–83	9
US Dollar	20	–20	10	–20
Other	–57	65	–19	44
Total	–119	106	–91	33

Net Present Value (NPV) at Risk
NPV-at-Risk banking books per business
	2018		2017
	unfloored		unfloored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By business
Wholesale Banking	–55	134	309	–184
Retail Banking Benelux	–1,344	–269	–492	–468
Retail Challengers & Growth Markets	–521	–54	–368	–17
Corporate Line Banking	–38	35	1,476	–1,404
Total	–1,958	–153	926	–2,073

Basis Point Value (BPV)
BPV banking books per currency
in EUR thousand	2018	2017
By currency
Euro	–12,116	–18,446
US Dollar	–1,165	–1,417
Other	483	1,583
Total	–12,797	–18,280

Risk profile - FX translation result
Net banking currency exposures banking books
	Foreign Investments		Hedges		Net exposures
	2018	2017	2018	2017	2018	2017
US Dollar	5,794	2,487	–1	4	5,793	2,491
Pound Sterling	614	667			614	667
Polish Zloty	2,563	2,398	–526	–618	2,036	1,780
Australian Dollar	3,569	3,769	–2,398	–2,792	1,171	977
Turkish Lira	1,219	1,828			1,219	1,828
Chinese Yuan	2,208	2,762			2,208	2,762
Indian Rupee	917	937			917	937
Russian Rouble	460	549	–101	–154	359	395
Other currency	4,462	3,993	–2,057	–2,016	2,405	1,978
Total	21,806	19,390	–5,084	–5,576	16,722	13,815

Revaluation reserve equity securities at fair value through other comprehensive income[1]
	2018	2017
Gross unrealised gains	n/a	2,478
Gross unrealised losses	n/a	–4
Positive re-measurement	1,923	n/a
Negative re-measurement	–8	n/a
Total	1,914	2,474
1 The 2017 figures are presented as Available-for-sale under IAS 39. With the introduction of IFRS 9 these have been classified as fair value through other comprehensive income.

Real Estate market risk exposure in banking books (by geographic area and sector type)
	2018	2017		2018	2017
Continent			Sector
Europe	824	827	Residential	64	72
Americas	27	25	Office	791	785
Australia	-	–	Retail	2	8
Asia	-	–	Industrial	16	12
Other	61	82	Other	40	57
Total	913	934	Total	913	934

Risk profile ,overnight VaR
1d VaR for Internal Model Approach trading portfolios
	Minimum		Maximum		Average		Year end
amounts in millions ofeuros	2018	2017	2018	2017	2018	2017	2018	2017
Interest rate	3	4	7	15	5	7	4	4
Equity and commodity	1	1	10	4	3	3	7	2
Foreign exchange	1	1	10	4	4	2	9	1
Credit spread	3	3	6	8	4	5	6	5
Diversification [1]					–8	–8	–13	–6
Total VaR	5	5	16	15	9	8	13	6

1 The total VaR for the columns Minimum and Maximum cannot be calculated by taking the sum of the individual components since the observations for both the individual markets as well as total VaR may occur on different dates.

EU MR3: Internal Model Approach values for trading portfolios
amounts in millions of euros	2018	2017
VaR (10 day 99%)
1 Maximum value	46	43
2 Average value	25	22
3 Minimum value	15	14
4 Period end	40	17
Stressed VaR (10 day 99%)
5 Maximum value	139	96
6 Average value	73	56
7 Minimum value	41	33
8 Period end	124	67
Incremental Risk Charge (99.9%)
9 Maximum value	107	158
10 Average value	62	114
11 Minimum value	40	78
12 Period end	58	78
Comprehensive Risk capital charge (99.9%)
13 Maximum value	n/a	n/a
14 Average value	n/a	n/a
15 Minimum value	n/a	n/a
16 Period end	n/a	n/a

Regulatory Capital, Market risk
EU MR1: Market risk under Standardised Approach
	2018		2017
amounts in EUR millions	RWA	Capital requirements	RWA	Capital requirements
3 Foreign exchange risk	1,131	90	1,074	86
9 Total	1,131	90	1,074	86

EU MR2-A: Market risk under Internal Model Approach
	2018		2017
amounts in EUR millions	RWA	Capital requirements	RWA	Capital requirements
1 VaR (higher of values a and b)	1,394	112	649	52
(a) Previous day's VaR (Article 365(1) (VaRt-1))	529	42	209	17
(b) Average of the daily VaR (Article 365(1)) on each of the preceding sixty business days(VaRavg) x multiplication factor ((mc) in accordance with Article 366)	1,394	112	649	52
2 SVaR (higher of values a and b)	3,217	257	1,750	140
(a) Latest SVaR (Article 365(2) (sVaRt-1))	1,486	119	842	67
(b) Average of the SVaR (Article 365(2) during the preceding sixty business days (sVaRavg) xmultiplication factor (ms) (Article 366)	3,217	257	1,750	140
3 Incremental risk charge -IRC (higher of values a and b)	767	61	1,205	96
(a) Most recent IRC value (incremental default and migration risks section 3 calculated inaccordance with Section 3 articles 370/371)	727	58	981	78
(b) Average of the IRC number over the preceding 12 weeks	767	61	1,205	96
4 Comprehensive Risk Measure – CRM (higher of values a, b and c)
(a) Most recent risk number for the correlation trading portfolio (article 377)
(b) Average of the risk number for the correlation trading portfolio over the preceding 12-weeks
(c) 8 % of the own funds requirement in SA on most recent risk number for the correlationtrading portfolio (Article 338(4))
5 Total	5,378	430	3,604	288

Foreign exchange positions, and interest rate and credit spread sensitivities
Most important foreign exchange year-end trading positions[1]
amounts in EUR millions	2018		2017
Foreign exchange		Foreign exchange
US Dollar	–957	US Dollar	–144
Chinese Yuan Renminbi	–18	Polish Zloty	29
Swiss Franc	–14	South Korean Won	26
Polish Zloty	14	Japanese Yen	–21
South Korean Won	14	Taiwan New Dollar	21
1 In order to make sure that all the tables in the Market risk in trading books are aligned, the scope of the all the tables has been set to include all portfolios that are part of the trading book regulatory capital for both 2018 and 2017. In the Annual report of 2017 the table above included only the portfolios that are part of ING’s Financial Markets business line.

Most important interest rate and credit spread sensitivities at year-end[3]
amounts in EUR thousands	2018		2017
Interest Rate (BPV) [1]		Interest Rate (BPV) [1]
Euro	–214	US Dollar	292
US Dollar	189	Russian Ruble	–65
Great-Britain Pound	–112	Japanese Yen	61
Taiwan New Dollar	96	Taiwan New Dollar	52
Polish Zloty	54	Great-Britain Pound	–45

Credit Spread (CSO1) [2]		Credit Spread (CSO1) [2]
Germany	345	United States	464
United States	330	France	164
Russian Federation	177	United Kingdom	144
Netherlands	164	Supranational	–92
France	151	Germany	89

1 Basis Point Value (BPV) measures the impact on value of a 1 basis point increase in interest rates. The figures include commodity risk in banking books.
2 Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads. Exposures to supranational institutions are not assigned to a specific country.
3 In order to make sure that all the tables in the Market risk in trading books are aligned, the scope of the all the tables has been set to include all portfolios that are part of the trading book regulatory capital for both 2018 and 2017. In the Annual report of 2017 the table above included only the portfolios that are part of ING’s Financial Markets business line.

Credit spread sensitivities per risk class and sector at year-end[2]
	2018		2017
amounts in EUR thousands	Corporate	Financial Institutions	Corporate	Financial Institutions
Credit Spread (CSO1) [1]
Risk classes
1 (AAA)	–6	90	–19	–233
2–4 (AA)	3	–24	4	–35
5–7 (A)	117	78	–19	79
8–10 (BBB)	245	–2	87	–23
11–13 (BB)	85	6	–70	–90
14–16 (B)	37	13	–12	–
17–22 (CCC and NPL)	18	–	–2	1
Not rated	1	–	3	–
Total	500	161	–28	–300

1 1 Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads.
2 In order to make sure that all the tables in the Market risk in trading books are aligned, the scope of the all the tables has been set to include all portfolios that are part of the trading book regulatory capital for both 2018 and 2017. In the Annual report of 2017 the table above included only the portfolios that are part of ING’s Financial Markets business line.

Various funding sources
ING Bank Funding Mix[1]
	2018	2017
Funding type
Customer deposits (retail)	50%	51%
Customer deposits (corporate)	21%	22%
Interbank	5%	5%
Lending/repurchase agreement	7%	6%
CD/CP	6%	4%
Public debt	11%	10%
Subordinated debt	2%	2%
Total	100%	100%